Prasad Growth Fund
PRASAD GROWTH FUND Prospectus dated July 29, 2011
Investment Objective
The Fund’s investment objective is to obtain capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Prasad Growth Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Redemption Fee for Shares Redeemed by Wire Transfer	20.00

Annual Fund Operating Expenses (expenses that you pay indirectly each year as a percentage of your investment)
Annual Fund Operating Expenses		Prasad Growth Fund
Management Fees (as a percentage of Assets)		1.50%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		none
Acquired Fund Fees and Expenses		0.31%
Expenses (as a percentage of Assets)	[1]	1.81%
[1]	Total Fund Operating Expenses in the table above do not correlate with the Ratio of Expenses to Net Assets for the fiscal year ended March 31,2011as shown in the "Financial Highlights" section of this prospectus. Total Fund Operating Expenses in the table above include "Acquired Fund Fees and Expenses" which are fees and expenses that the Fund incurs indirectly through its investments in the underlying funds in which it invests. The Ratio of Expenses to Net Assets for the for the fiscal year ended March 31, 2011 as shown in the "Financial Highlights" section of this prospectus does not take "Acquired Fund Fees and Expenses" into account.

Examples

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your expenses would be as follows:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Prasad Growth Fund	184.00	569.00	980.00	2,127.00

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Prasad Growth Fund	184.00	569.00	980.00	2,127.00

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the fund’s performance.  During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 1133% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks its investment objective principally by investing at least 65% of its total assets in equity securities.  The Fund emphasizes investments in equity securities of growth companies without limitation as to market capitalization.  Equity securities include common stocks and preferred stocks, as well as securities convertible into or exchangeable for common stocks or preferred stocks.

The Fund may invest up to 100% of its assets in equity securities indirectly through investments in shares of Exchange Traded Funds (ETFs), and up to 10% of its assets indirectly through investments in Closed End Funds.  The Fund may invest in both traditional and non-traditional ETFs.   Non-traditional ETFs present more risk.  The Fund’s investments in shares of ETFs may result in substantial investments in issuers of foreign and emerging market securities.

The Fund’s portfolio turnover strategy permits it to purchase and sell securities frequently.

Principal Risks

The price of the Fund’s shares can go up and down substantially.  The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests or as a result of  poor security selection, which could cause the Fund to underperform other funds with similar investment objectives.  There is no assurance that the Fund will achieve its investment objective.  When you redeem your shares, they may be worth more or less than what you paid for them.  These risks mean that you can lose money by investing in the Fund.

General Risks Investing for capital appreciation ordinarily exposes capital to added risk. Shares of the Fund are intended for you only if you are able and willing to take such risk.  There can be no assurance that the Fund’s investment objective will be attained.  The Fund’s share price may decline and you could lose money.

Stock Market Risks. The value of the Fund’s portfolio may be affected by changes in the stock markets.   Stock markets are subject to significant fluctuations in value as a result of political, economic and market developments.   Geographically diverse stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  If a stock market declines in value, the Fund’s share price is likely to decline in value.

Main Risks of Growth Investing. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies.   “Growth” stocks generally are more expensive relative to their earnings or assets than other types of stocks.    If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply.  Consequently, “growth” stocks are more volatile than other types of stocks.  In particular, growth stocks are very sensitive to changes in their earnings.  Negative developments in this regard could cause a stock to decline dramatically, resulting in a decrease in the Fund’s share price Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so.  During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price.. Growth stocks may also be more volatile than other securities because of investor speculation. There is no assurance that the Fund’s “growth” style of investing will achieve its desired result.  In fact, the Fund may decline in value as a result of emphasizing this style of investing.

Main Risks of Small- and Mid-Cap Stocks. The Fund may invest in equity securities of companies without regard to market capitalization. Small- and mid-sized companies may be either established or newer companies, including companies that have been in operation for less than three years.  While smaller companies might offer greater opportunities for gain, they also involve greater risk of loss. These companies may be more sensitive to changes in earnings expectations and may experience more abrupt and erratic price movements.  Securities of small- and mid-size companies may not have established markets for their products or services and may have fewer customers and product lines.  They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions.  Since small- and mid-size companies typically reinvest a high proportion of their earnings in their businesses, they may not pay dividends for some time, particularly if they are newer companies.  Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies.  They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business.  It may take a substantial period of time to realize a gain on an investment in a small- or mid-sized company, if any gain is realized at all.

Non-Diversification. The Fund is a “non-diversified” fund.  The Fund is considered “non-diversified” because, compared to other funds, a higher percentage of the Fund’s assets may be invested in the shares of a limited number of companies.  The Fund’s portfolio securities, therefore, may be more susceptible to a decline in value as a result of any single economic, political, or regulatory occurrence than the portfolio securities of a “diversified” fund.

Portfolio Turnover. The Fund’s portfolio turnover strategy permits it to purchase and sell securities at frequent intervals.  A high rate of portfolio turnover in any year will increase brokerage commissions paid by the Fund, thus reducing the Fund’s total return, and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders when Fund shares are held in taxable accounts.  The Fund’s portfolio turnover rate has been high in each of its last three fiscal years.

Risks of Closed-End Funds . The price of a closed-end fund can fluctuate within a wide range, and the Fund could lose money investing in a closed-end fund or ETF if the prices of the securities owned by the closed-end fund go down. In addition, (1) the market price of the shares of the closed-end fund or ETF may trade at a discount to their net asset value; (2) an active trading market for the shares of the closed-end fund may not develop or be maintained; or (3) trading of the shares of the closed-end fund may be halted if the listing exchange’s officials deems such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Risks of Traditional ETFs.  Traditional ETFs attempt to replicate the performance of an index. Although they vary in the risks that they present, certain risks are common to traditional ETFs.  These risks include market risk, asset class risk, concentration risk and management risk.  Market risk is the risk that fluctuations in the price of a particular ETF could result in loss of value.  Asset-class risk is the risk that the types of securities in which a particular ETF invests will underperform other investments.  Concentration risk is the risk that the securities held by an ETF with a more concentrated investment focus will be more susceptible to singular events that  do not affect other sectors of the market. Management risk is the risk that a particular ETF will not fully replicate the underlying index, which can result in returns that are less than the returns of the underlying index.

Risks of Non-Traditional ETFs.  Non-traditional ETFs may include “leveraged” ETFs and “inverse” ETFs.  Unlike traditional ETFs, which attempt to replicate the performance of an index, leveraged and inverse ETFs seek investment returns on some basis other than a one-to-one long only relationship to an underlying index.  Non-traditional ETFs use derivatives, such as swaps and futures, to achieve leveraged or inverse returns.  Because non-traditional ETFs seek relational returns, they are structured to “reset” in relation to their underlying indexes as soecified reset periods.  This reset feature can cause non-traditional ETFs to have unexpected results over time.  Because the Fund’s investments in ETFs may cause volatility in the Fund’s share price, the management risk associated with this investment strategy is considerable.

Risks of Foreign Securities. The closed-end funds or ETFs in which the Fund invests may have substantial investments in foreign securities, which can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the closed-end funds or ETFs to decline, the Fund’s share price will decline. Leveraged ETFs and Inverse ETF may add more risk if the market moves in the opposite direction.

Risks of Emerging Market Securities.  The closed-end funds or ETFs in which the Fund invests may have substantial investments in emerging market securities, which can involve additional risks relating to political, economic or regulatory conditions in those countries.  The economies of emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.  The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries.  These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems.  Securities of issuers in these countries may be more difficult to sell at an acceptable price and may be more  volatile than securities issued in countries with more mature markets.  Investments in emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a country’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country.  Investments in emerging market countries may be considered speculative.

Who Is the Fund Designed For?

The Fund is designed primarily for investors seeking capital growth over the long term.  Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stocks of issuers in developing and emerging markets.  The Fund is not designed for investors needing current income.  The Fund is not a complete investment program.  You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

The Fund’s Past Performance

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  More recent performance is available by calling the toll-free number on the back of this prospectus and on the Fund’s website at http://www.prasadseriestrust.com.

The total return of the Fund for the quarter ended June 30, 2011 was -17.14%.

During the period shown the highest return for a quarter was 85.04% (quarter ended December 31, 2008) and the lowest return for a quarter was  -29.67% (quarter ended June 30, 2000).

Average Annual Total Returns (for the periods ended December 31, 2010 )

The following table shows the average annual total returns for the Fund’s shares.  After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Your actual after-tax returns, depending on your individual tax situation, may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The performance of the Fund’s shares is compared to that of the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. Performance of the index includes reinvestment of income, but does not reflect fees, expenses or taxes.  The Fund’s investments vary from those in the index.

Average Annual Total Returns	1 Year	5 Years	10 Years
Prasad Growth Fund - Comparison Index - S & P 500 INDEX (Reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Prasad Growth Fund	(41.42%)	(12.52%)	(5.59%)
Prasad Growth Fund Return After Taxes on Distributions	(41.42%)	(12.52%)	(5.59%)
Prasad Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	(26.92%)	(9.42%)	(4.21%)